Accounts Receivable, Net (Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 70,351	$ 40,532
Less: allowance for doubtful accounts	(384)	0	$ 0	$ (25)
Total	$ 69,967	$ 40,532